Financial instruments (Details) - EUR (€) € in Thousands	Sep. 30, 2020	Dec. 31, 2019
Current trade payables
Financial instruments
Financial liabilities	€ 2,095	€ 2,797
Current financial liabilities
Financial instruments
Financial liabilities	1,021	11,290
Financial liabilities, at fair value	1,151	10,858
Current financial liabilities | Level Three
Financial instruments
Financial liabilities, at fair value	1,151	10,858
Current long term debt
Financial instruments
Financial liabilities	700	10,864
Financial liabilities, at fair value	1,151	10,858
Current long term debt | Level Three
Financial instruments
Financial liabilities, at fair value	1,151	10,858
Current lease liability
Financial instruments
Financial liabilities	321	426
Non-current financial liabilities
Financial instruments
Financial liabilities	25,542	9,866
Financial liabilities, at fair value	25,124	6,148
Non-current financial liabilities | Level Two
Financial instruments
Financial liabilities, at fair value	394
Non-current financial liabilities | Level Three
Financial instruments
Financial liabilities, at fair value	24,730	6,148
Non-current derivative financial instruments
Financial instruments
Financial liabilities	394
Financial liabilities, at fair value	394
Non-current derivative financial instruments | Level Two
Financial instruments
Financial liabilities, at fair value	394
Non-current long term debt
Financial instruments
Financial liabilities	22,175	6,682
Financial liabilities, at fair value	24,730	6,148
Non-current long term debt | Level Three
Financial instruments
Financial liabilities, at fair value	24,730	6,148
Non-current lease liability
Financial instruments
Financial liabilities	2,973	3,184
Financial liabilities measured at amortized cost | Current trade payables
Financial instruments
Financial liabilities	2,095	2,797
Financial liabilities measured at amortized cost | Current financial liabilities
Financial instruments
Financial liabilities	700	10,864
Financial liabilities measured at amortized cost | Current long term debt
Financial instruments
Financial liabilities	700	10,864
Financial liabilities measured at amortized cost | Non-current financial liabilities
Financial instruments
Financial liabilities	22,175	6,682
Financial liabilities measured at amortized cost | Non-current long term debt
Financial instruments
Financial liabilities	22,175	6,682
Current cash and cash equivalents
Financial instruments
Financial assets	5,975	4,368
Current financial assets
Financial instruments
Financial assets	2,922	7,408
Financial assets, at fair value		6,945
Current financial assets | Level One
Financial instruments
Financial assets	2,922
Financial assets, at fair value		6,945
Bond funds
Financial instruments
Financial assets	922	3,667
Financial assets, at fair value	922	3,667
Bond funds | Level One
Financial instruments
Financial assets, at fair value	922	3,667
Bond funds (restricted)
Financial instruments
Financial assets	2,000	2,000
Financial assets, at fair value	2,000	2,000
Bond funds (restricted) | Level One
Financial instruments
Financial assets, at fair value	2,000	2,000
Current note receivable
Financial instruments
Financial assets		1,278
Financial assets, at fair value		1,278
Current note receivable | Level One
Financial instruments
Financial assets, at fair value		1,278
Restricted Cash
Financial instruments
Financial assets		463
Trade and other receivables
Financial instruments
Financial assets	4,630	5,915
Non-current financial assets
Financial instruments
Financial assets	2,765	2,279
Financial assets, at fair value	2,765	2,019
Non-current financial assets | Level Two
Financial instruments
Financial assets, at fair value	2,760	2,014
Non-current financial assets | Level Three
Financial instruments
Financial assets, at fair value	5	5
Non-current derivative financial instruments
Financial instruments
Financial assets	2,760	2,274
Financial assets, at fair value	2,760	2,014
Non-current derivative financial instruments | Level Two
Financial instruments
Financial assets, at fair value	2,760	2,014
Non-current equity securities
Financial instruments
Financial assets	5	5
Financial assets, at fair value	5	5
Non-current equity securities | Level Three
Financial instruments
Financial assets, at fair value	5	5
FVTPL | Non-current financial liabilities
Financial instruments
Financial liabilities	394
FVTPL | Non-current derivative financial instruments
Financial instruments
Financial liabilities	394
FVTPL | Current financial assets
Financial instruments
Financial assets	2,922	6,945
FVTPL | Bond funds
Financial instruments
Financial assets	922	3,667
FVTPL | Bond funds (restricted)
Financial instruments
Financial assets	2,000	2,000
FVTPL | Current note receivable
Financial instruments
Financial assets		1,278
FVTPL | Non-current financial assets
Financial instruments
Financial assets	2,760	2,274
FVTPL | Non-current derivative financial instruments
Financial instruments
Financial assets	2,760	2,274
FVOCI | Non-current financial assets
Financial instruments
Financial assets	5
FVOCI | Non-current equity securities
Financial instruments
Financial assets	5	5
Assets at amortized cost | Current cash and cash equivalents
Financial instruments
Financial assets	5,975	4,368
Assets at amortized cost | Current financial assets
Financial instruments
Financial assets		463
Assets at amortized cost | Restricted Cash
Financial instruments
Financial assets		463
Assets at amortized cost | Trade and other receivables
Financial instruments
Financial assets	€ 4,630	€ 5,915